Note 1 - Organization and Nature of Operations. (Details Textual)	Mar. 31, 2024	Dec. 31, 2023	Dec. 06, 2023
Florida Sunshine Brands, LLC [Member]
Subsidiary, Ownership Percentage, Parent			51.00%
Florida Sunshine Brands, LLC [Member] | Outer Brands FS, LLC [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner			49.00%
Progressive Care [Member] | Pharmco 901 [Member]
Subsidiary, Ownership Percentage, Parent	100.00%	100.00%